UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

1/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par		Value ($)
Bonds – 92.7%
Aerospace – 0.3%
Bombardier, Inc., 8%, 2014 (n)		$713,000	$745,085
Hawker Beechcraft Acquisition Co., 8.5%, 2015 (n)		600,000	595,500
TransDigm Group, Inc., 7.75%, 2014		365,000	366,812

			$1,707,397

Asset Backed & Securitized – 7.7%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		$2,000,000	$800,000
Asset Securitization Corp., FRN, 8.63%, 2029		1,427,551	1,549,182
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		1,130,000	1,115,911
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040 (z)		4,000,000	3,200,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,074,807
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		161,436	160,498
Crest Ltd., CDO, 7%, 2040		2,000,000	1,522,060
DEPFA Bank, 5.5%, 2010	EUR	960,000	1,473,791
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		$1,847,000	1,990,210
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	2,013,718
Falcon Franchise Loan LLC, FRN, 3.932%, 2025 (i)(z)		6,906,809	897,388
First Union National Bank Commercial Mortgage Trust, FRN, 1.175%, 2043 (i)(n)		26,712,297	645,909
First Union-Lehman Brothers Bank of America, FRN, 0.665%, 2035 (i)		44,327,949	511,815
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		1,479,675	1,565,434
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)		2,542,000	2,515,531
GMAC Commercial Mortgage Securities, Inc., FRN, 7.917%, 2034 (n)		1,853,000	1,947,624
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,584,795
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,582,122
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045		1,590,000	1,627,119
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.723%, 2047		600,374	429,057
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		270,000	227,946
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.925%, 2030 (i)		5,665,605	223,519
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		270,000	224,949
Morgan Stanley Capital I, Inc., FRN, 1.46%, 2039 (i)(n)		14,915,475	514,467
Mortgage Capital Funding, Inc., FRN, 0.723%, 2031 (i)		10,411,846	22,627
Multi-Family Capital Access One, Inc., 6.65%, 2024		60,198	60,662
Prudential Securities Secured Financing Corp., FRN, 7.283%, 2013 (z)		2,581,000	2,409,704
RMAC PLC, FRN, 5.102%, 2036 (n)	EUR	31,714	46,769
Structured Asset Securities Corp., FRN, 4.67%, 2035		$2,777,585	2,804,257
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042		2,000,000	1,956,422
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,371,414
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043		2,660,000	2,472,559

			$40,542,266

Automotive – 1.3%
Allison Transmission, Inc., 11%, 2015 (n)		$555,000	$466,200
Continental AG, 6.875%, 2008	EUR	100,000	151,982
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031		$1,251,000	1,564,736
Ford Motor Credit Co. LLC, 7.375%, 2009		2,115,000	2,036,775
Ford Motor Credit Co. LLC, 8%, 2016		345,000	289,665
General Motors Acceptance Corp., 8.375%, 2033		827,000	671,938
Johnson Controls, Inc., 5.25%, 2011		1,180,000	1,214,337
TRW Automotive, Inc., 7%, 2014 (n)		205,000	188,088

			$6,583,721

Broadcasting – 2.2%
Allbritton Communications Co., 7.75%, 2012		$1,270,000	$1,266,825
CBS Corp., 6.625%, 2011		1,043,000	1,089,981
Clear Channel Communications, Inc., 6.25%, 2011		1,310,000	1,167,234

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Clear Channel Communications, Inc., 5.5%, 2014		$675,000	$514,324
Grupo Televisa S.A., 8.5%, 2032		463,000	556,989
Intelsat Jackson Holdings Ltd., 11.25%, 2016		355,000	355,000
Intelsat Ltd., 8.625%, 2015		305,000	303,856
Lamar Media Corp., 7.25%, 2013		1,460,000	1,441,750
Lamar Media Corp., 6.625%, 2015		305,000	288,988
Lamar Media Corp., 6.625%, 2015		365,000	345,838
LIN TV Corp., 6.5%, 2013		815,000	768,138
Local TV Finance LLC, 9.25%, 2015 (n)(p)		595,000	520,625
News America, Inc., 7.7%, 2025		2,217,000	2,451,426
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,020,000	762,450

			$11,833,424

Brokerage & Asset Managers – 1.7%
Goldman Sachs Group, Inc., 5.625%, 2017		$2,378,000	$2,362,536
INVESCO PLC, 5.625%, 2012		1,450,000	1,466,317
Lehman Brothers Holdings, Inc., 6.5%, 2017		1,270,000	1,297,941
Morgan Stanley, 5.75%, 2016		668,000	667,610
Morgan Stanley Dean Witter, Inc., 6.6%, 2012		2,538,000	2,700,683
Nuveen Investments, Inc., 10.5%, 2015 (n)		300,000	291,000

			$8,786,087

Building – 0.5%
American Standard Cos., Inc., 7.375%, 2008		$2,500,000	$2,500,000
Building Materials Corp. of America, 7.75%, 2014		190,000	140,600

			$2,640,600

Business Services – 0.2%
SunGard Data Systems, Inc., 10.25%, 2015		$1,200,000	$1,200,000

Cable TV – 0.8%
CCH II Holdings LLC, 10.25%, 2010		$380,000	$360,050
CCO Holdings LLC, 8.75%, 2013		325,000	302,250
Cox Communications, Inc., 4.625%, 2013		1,744,000	1,695,674
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,319,113
Videotron LTEE, 6.875%, 2014		345,000	333,788

			$4,010,875

Chemicals – 0.5%
Akzo Nobel N.V., 5.625%, 2009	EUR	100,000	$151,187
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	146,266
Momentive Performance Materials, Inc., 9.75%, 2014		$655,000	592,775
Mosaic Co., 7.875%, 2016 (n)		810,000	874,800
Nalco Co., 7.75%, 2011		615,000	615,000
Nalco Co., 8.875%, 2013		95,000	96,425

			$2,476,453

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011		$1,967,000	$1,957,165

Conglomerates – 0.3%
Actuant Corp., 6.875%, 2017 (n)		$1,495,000	$1,450,150
Thyssenkrupp Finance B.V., 7%, 2009	EUR	100,000	152,866

			$1,603,016

Consumer Goods & Services – 0.6%
Corrections Corp. of America, 6.25%, 2013		$455,000	$452,725
Fortune Brands, Inc., 5.125%, 2011		1,212,000	1,213,820

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Consumer Goods & Services – continued
Service Corp. International, 7%, 2017		$1,155,000	$1,131,900
Service Corp. International, 7.625%, 2018		250,000	255,000
Sodexho Alliance S.A., 5.875%, 2009	EUR	100,000	150,833
Visant Holding Corp., 8.75%, 2013		$108,000	104,490

			$3,308,768

Containers – 1.2%
Crown Americas LLC, 7.75%, 2015		$1,215,000	$1,236,263
Greif, Inc., 6.75%, 2017		2,345,000	2,233,613
Owens-Brockway Glass Container, Inc., 8.875%, 2009		453,000	453,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013		2,250,000	2,328,750

			$6,251,626

Defense Electronics – 0.2%
L-3 Communications Corp., 5.875%, 2015		$1,145,000	$1,113,513

Electronics – 0.2%
Flextronics International Ltd., 6.25%, 2014		$685,000	$643,900
NXP B.V./NXP Funding LLC, 7.875%, 2014		615,000	563,494

			$1,207,394

Emerging Market Quasi-Sovereign – 2.2%
Codelco, Inc., 5.625%, 2035		$1,950,000	$1,789,973
Gazprom International S.A., 7.201%, 2020		1,667,783	1,717,316
Gazprom International S.A., 6.51%, 2022 (n)		1,260,000	1,190,700
Majapahit Holding B.V., 7.25%, 2017 (n)		1,469,000	1,391,878
OAO Gazprom, 9.625%, 2013		550,000	634,590
OAO Gazprom, 6.212%, 2016		1,148,000	1,119,300
OAO Gazprom, 7.288%, 2037 (n)		100,000	98,380
Pemex Project Funding Master Trust, 5.75%, 2018 (n)		651,000	661,742
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)		2,510,000	2,832,196

			$11,436,075

Emerging Market Sovereign – 3.0%
Banco Central Del Peru, 0%, 2008		$3,900,000	$1,310,970
Brazil Notas do Tesouro Nacional, “B”, 6%, 2015	BRL	49,233	25,525
Federative Republic of Brazil, 6%, 2017		$3,299,000	3,364,980
Federative Republic of Brazil, 8%, 2018		615,000	694,950
Federative Republic of Brazil, 7.125%, 2037		100,000	109,000
Gabonese Republic, 8.2%, 2017 (n)		972,000	1,014,525
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	51,993
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	51,993
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	51,993
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	51,993
Republic of Argentina, 7%, 2013		$590,045	523,501
Republic of Argentina, FRN, 5.389%, 2012		3,133,125	2,749,357
Republic of Colombia, 7.375%, 2017		1,237,000	1,355,752
Republic of Indonesia, 6.875%, 2018 (z)		548,000	565,125
Republic of Panama, 9.375%, 2029		1,241,000	1,638,120
Republic of Panama, 6.7%, 2036		554,000	559,540
Republic of Philippines, 9.375%, 2017		597,000	739,504
United Mexican States, 5.625%, 2017		1,058,000	1,093,972

			$15,952,793

Energy - Independent – 1.3%
Chaparral Energy, Inc., 8.875%, 2017 (n)		$490,000	$409,150
Chesapeake Energy Corp., 6.375%, 2015		420,000	407,400

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Independent – continued
Chesapeake Energy Corp., 6.875%, 2016		$1,310,000	$1,296,900
Forest Oil Corp., 7.25%, 2019 (n)		345,000	345,000
Hilcorp Energy I LP, 7.75%, 2015 (n)		925,000	885,688
Newfield Exploration Co., 6.625%, 2014		645,000	635,325
OPTI Canada, Inc., 8.25%, 2014 (n)		755,000	739,900
Plains Exploration & Production Co., 7%, 2017		1,015,000	964,250
Quicksilver Resources, Inc., 7.125%, 2016		595,000	577,150
Southwestern Energy Co., 7.5%, 2018 (z)		515,000	529,163

			$6,789,926

Energy - Integrated – 0.2%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$423,000	$423,423
TNK-BP Finance S.A., 7.5%, 2016 (n)		490,000	475,300

			$898,723

Entertainment – 0.1%
AMC Entertainment, Inc., 11%, 2016		$255,000	$252,450
Turner Broadcasting System, Inc., 8.375%, 2013		419,000	470,977

			$723,427

Financial Institutions – 1.2%
Capmark Financial Group, Inc., 5.875%, 2012 (n)		$961,000	$703,058
General Motors Acceptance Corp., 5.85%, 2009		962,000	935,689
General Motors Acceptance Corp., 6.875%, 2011		817,000	714,283
ILFC E-Capital Trust I, FRN, 5.9% to 2010, FRN to 2065 (n)		2,500,000	2,303,615
International Lease Finance Corp., 5.625%, 2013		1,248,000	1,285,345
Residential Capital LLC, 7.625%, 2008		200,000	154,000
Residential Capital LLC, 8%, 2012		670,000	418,750

			$6,514,740

Food & Beverages – 0.8%
Allied Domecq Financial Services PLC, 5.875%, 2009	EUR	125,000	$189,130
ARAMARK Corp., 8.5%, 2015		$920,000	915,400
B&G Foods, Inc., 8%, 2011		375,000	363,750
Dean Foods Co., 7%, 2016		810,000	737,100
Del Monte Corp., 6.75%, 2015		185,000	172,050
General Mills, Inc., 5.65%, 2012		350,000	363,584
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,521,126

			$4,262,140

Food & Drug Stores – 0.3%
CVS Caremark Corp., 6.125%, 2016		$1,300,000	$1,373,709

Forest & Paper Products – 0.6%
Buckeye Technologies, Inc., 8.5%, 2013		$795,000	$802,950
Norske Skog Canada Ltd., 7.375%, 2014		1,210,000	898,425
Stora Enso Oyj, 6.404%, 2016 (n)		1,580,000	1,576,628
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	149,469

			$3,427,472

Gaming & Lodging – 1.6%
Harrah’s Operating Co., Inc., 5.375%, 2013		$1,500,000	$1,020,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (z)		385,000	348,425
Harrah’s Operating Co., Inc., 5.75%, 2017		40,000	24,000
Isle of Capri Casinos, Inc., 7%, 2014		420,000	323,400
Mandalay Resort Group, 9.375%, 2010		950,000	979,688
MGM Mirage, 8.375%, 2011		1,005,000	1,027,613
MGM Mirage, 6.75%, 2013		500,000	476,250

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
MGM Mirage, 7.5%, 2016		$940,000	$902,400
Scientific Games Corp., 6.25%, 2012		825,000	744,563
Station Casinos, Inc., 6.5%, 2014		630,000	434,700
Station Casinos, Inc., 6.875%, 2016		695,000	472,600
Wyndham Worldwide Corp., 6%, 2016		360,000	343,607
Wynn Las Vegas LLC, 6.625%, 2014		1,155,000	1,113,131

			$8,210,377

Industrial – 0.3%
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012		$1,325,000	$1,344,875

Insurance – 0.9%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	$199,627
American International Group, Inc., 6.25%, 2037		$300,000	262,107
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,200,000	2,051,161
Prudential Financial, Inc., 5.1%, 2014		1,985,000	2,011,180

			$4,524,075

Insurance - Health – 0.1%
Centene Corp., 7.25%, 2014		$475,000	$465,500

Insurance - Property & Casualty – 1.6%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,613,405
Fund American Cos., Inc., 5.875%, 2013		1,464,000	1,501,292
USI Holdings Corp., FRN, 8.743%, 2014 (n)		1,495,000	1,248,325
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (n)		500,000	465,770
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037(n)		2,700,000	2,465,154

			$8,293,946

International Market Quasi-Sovereign – 4.1%
Canada Housing Trust, 4.6%, 2011	CAD	389,000	$398,527
Development Bank of Japan, 1.75%, 2010	JPY	183,000,000	1,761,222
Development Bank of Japan, 1.4%, 2012	JPY	274,000,000	2,620,429
Development Bank of Japan, 1.05%, 2023	JPY	446,000,000	3,678,819
Development Bank of Japan, 2.3%, 2026	JPY	120,000,000	1,155,614
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012	JPY	275,000,000	2,656,878
Japan Finance Corp. for Municipal Enterprises, 2%, 2016	JPY	510,000,000	5,077,104
KfW Bankengruppe, 1.35%, 2014	JPY	432,000,000	4,115,503
Vattenfall Treasury AB, 6%, 2010	EUR	125,000	192,851

			$21,656,947

International Market Sovereign – 8.8%
Federal Republic of Germany, 5.25%, 2010	EUR	3,867,000	$5,991,308
Federal Republic of Germany, 3.75%, 2015	EUR	1,074,000	1,598,035
Federal Republic of Germany, 6.25%, 2030	EUR	1,544,000	2,866,304
Government of Canada, 4.5%, 2015	CAD	671,000	699,576
Government of Canada, 5.75%, 2033	CAD	236,000	290,707
Kingdom of Denmark, 4%, 2015	DKK	4,203,000	841,877
Kingdom of Netherlands, 3.75%, 2009	EUR	5,181,000	7,719,109
Kingdom of Netherlands, 3.75%, 2014	EUR	1,061,000	1,578,739
Kingdom of Spain, 5.35%, 2011	EUR	2,725,000	4,293,433
Kingdom of Sweden, 4.5%, 2015	SEK	2,610,000	427,063
Republic of Austria, 4.65%, 2018	EUR	2,632,000	4,102,265
Republic of France, 4.75%, 2012	EUR	760,000	1,183,810
Republic of France, 5%, 2016	EUR	1,274,000	2,036,714
Republic of France, 6%, 2025	EUR	511,000	908,320
Republic of France, 4.75%, 2035	EUR	2,099,000	3,227,432

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Ireland, 4.6%, 2016	EUR	2,023,000	$3,137,330
United Kingdom Treasury, 8%, 2015	GBP	829,000	2,026,208
United Kingdom Treasury, 8%, 2021	GBP	583,000	1,553,506
United Kingdom Treasury, 4.25%, 2036	GBP	803,000	1,569,086

			$46,050,822

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014		$820,000	$817,950

Major Banks – 1.8%
Bank of Ireland, 7.4%, 2049	EUR	500,000	$754,282
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$2,099,000	1,905,984
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	151,935
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		$1,568,000	1,494,947
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049	EUR	330,000	504,056
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		$230,000	230,060
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	300,000	461,205
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)		$990,000	1,001,824
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042		4,068,000	3,213,720

			$9,718,013

Medical & Health Technology & Services – 2.7%
Community Health Systems, Inc., 8.875%, 2015		$1,040,000	$1,046,500
Cooper Cos., Inc., 7.125%, 2015		1,260,000	1,197,000
Covidien Ltd., 6%, 2017 (n)		420,000	436,025
Covidien Ltd., 6.55%, 2037 (n)		250,000	254,859
DaVita, Inc., 6.625%, 2013		300,000	295,500
DaVita, Inc., 7.25%, 2015		1,540,000	1,532,300
Fisher Scientific International, Inc., 6.125%, 2015		1,500,000	1,510,287
HCA, Inc., 8.75%, 2010		1,315,000	1,318,288
HCA, Inc., 6.375%, 2015		500,000	426,250
HCA, Inc., 9.25%, 2016		1,645,000	1,725,194
Hospira, Inc., 5.55%, 2012		360,000	374,703
Hospira, Inc., 6.05%, 2017		1,248,000	1,288,585
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		900,000	927,000
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,457,187
Psychiatric Solutions, Inc., 7.75%, 2015		580,000	571,300

			$14,360,978

Metals & Mining – 1.9%
Arch Western Finance LLC, 6.75%, 2013		$455,000	$440,213
FMG Finance Ltd., 10.625%, 2016 (n)		1,405,000	1,594,675
Foundation PA Coal Co., 7.25%, 2014		710,000	699,350
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		1,445,000	1,535,313
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015		640,000	628,000
International Steel Group, Inc., 6.5%, 2014		1,300,000	1,373,685
Peabody Energy Corp., 5.875%, 2016		720,000	673,200
Peabody Energy Corp., 7.375%, 2016		45,000	46,013
Peabody Energy Corp., “B”, 6.875%, 2013		630,000	625,275
Steel Dynamics, Inc., 7.375%, 2012 (n)		2,380,000	2,374,050

			$9,989,774

Mortgage Backed – 9.7%
Fannie Mae, 6%, 2017 - 2037		$7,857,220	$8,069,445
Fannie Mae, 4.78%, 2015		700,779	713,091
Fannie Mae, 5.5%, 2021 - 2035		9,870,055	10,045,476
Fannie Mae, 5%, 2027 - 2035		5,890,993	5,907,941

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.5%, 2031 - 2032		1,226,033	$1,280,933
Freddie Mac, 6%, 2021 - 2036		9,347,026	9,594,199
Freddie Mac, 5%, 2024		274,933	278,707
Freddie Mac, 5.5%, 2036		14,648,451	14,835,372

			$50,725,164

Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.25%, 2015		$1,030,000	$1,017,125
AmeriGas Partners LP, 7.125%, 2016		555,000	539,738
Inergy LP, 6.875%, 2014		870,000	841,725

			$2,398,588

Natural Gas - Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015		$1,905,000	$1,828,800
CenterPoint Energy, Inc., 7.875%, 2013		1,250,000	1,411,006
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		2,015,000	2,072,351
El Paso Corp., 7.75%, 2032		380,000	377,845
Kinder Morgan Energy Partners LP, 5.125%, 2014		1,147,000	1,140,135
Knight, Inc., 7.25%, 2028		525,000	476,155
Spectra Energy Capital LLC, 8%, 2019		691,000	811,342
Williams Cos., Inc., 8.75%, 2032		1,750,000	2,091,250
Williams Partners LP, 7.25%, 2017		765,000	791,775

			$11,000,659

Network & Telecom – 2.2%
BellSouth Corp., 6.55%, 2034		$3,213,000	$3,264,607
Citizens Communications Co., 9.25%, 2011		1,285,000	1,368,525
Citizens Communications Co., 9%, 2031		870,000	826,500
Deutsche Telekom International Finance B.V., 8.125%, 2012	EUR	130,000	215,520
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		$640,000	649,600
Qwest Corp., 7.875%, 2011		295,000	304,219
Qwest Corp., 8.875%, 2012		950,000	1,003,438
Telefonica Europe B.V., 7.75%, 2010		1,500,000	1,621,919
TELUS Corp., 8%, 2011		1,309,000	1,441,701
Windstream Corp., 8.625%, 2016		1,040,000	1,076,400

			$11,772,429

Oil Services – 0.4%
Basic Energy Services, Inc., 7.125%, 2016		$720,000	$676,800
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017		510,000	504,900
GulfMark Offshore, Inc., 7.75%, 2014		760,000	771,400

			$1,953,100

Oils – 0.5%
Premcor Refining Group, Inc., 7.5%, 2015		$2,575,000	$2,711,660

Other Banks & Diversified Financials – 2.3%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.89%, 2011 (n)		$2,007,200	$1,926,912
Banco do Estado de Sao Paulo S.A., 8.7%, 2010		9,000	9,191
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)		347,000	354,374
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		655,000	646,813
Bosphorus Financial Services Ltd., FRN, 6.668%, 2012		2,000,000	1,983,436
Fifth Third Bancorp, 5.45%, 2017		714,000	694,079
Fortis Capital Co., 6.25% to 2009, FRN to 2049	EUR	155,000	231,731
ICICI Bank Ltd., 6.625%, 2012 (n)		$71,000	67,763
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)		1,220,000	1,099,964
Mizuho Financial Group, Inc., 5.79%, 2014 (n)		1,633,000	1,673,864

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Resona Bank Ltd., FRN, 5.85% to 2016, FRN to 2049 (n)		$626,000	$578,514
Russian Standard Finance S.A., 8.625%, 2011 (n)		577,000	540,938
VTB Capital S.A., 6.609%, 2012 (n)		695,000	688,050
Woori Bank, 6.125% to 2011, FRN to 2016 (n)		1,510,000	1,534,539

			$12,030,168

Pollution Control – 0.1%
Veolia Environnement, 5.875%, 2008	EUR	250,000	$373,734

Precious Metals & Minerals – 0.1%
Alrosa Finance S.A., 8.875%, 2014		$716,000	$770,774

Printing & Publishing – 1.2%
American Media Operations, Inc., 10.25%, 2009		$507,000	$377,715
American Media Operations, Inc., 10.25%, 2009		18,434	13,733
Bertelsmann U.S. Finance, Inc., 4.625%, 2010	EUR	148,000	220,347
Dex Media West LLC, 9.875%, 2013		$567,000	578,340
Idearc, Inc., 8%, 2016		3,065,000	2,743,175
Nielsen Finance LLC, 10%, 2014		360,000	363,600
R.H. Donnelley Corp., 8.875%, 2016		1,890,000	1,620,675
Reed Elsevier Capital, Inc., 5.75%, 2008	EUR	125,000	186,651

			$6,104,236

Railroad & Shipping – 0.3%
TFM S.A. de C.V., 9.375%, 2012		$1,424,000	$1,466,720

Real Estate – 0.5%
HRPT Properties Trust, REIT, 6.25%, 2016		$663,000	$628,444
Kimco Realty Corp., REIT, 5.783%, 2016		720,000	683,675
Simon Property Group, Inc., REIT, 4.6%, 2010		1,375,000	1,373,710

			$2,685,829

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011		$1,590,000	$1,770,249

Retailers – 0.9%
Couche-Tard, Inc., 7.5%, 2013		$905,000	$899,344
Federated Retail Holdings, Inc., 5.35%, 2012		300,000	291,800
Gap, Inc., 10.05%, 2008		2,710,000	2,769,620
Home Depot, Inc., 5.25%, 2013		450,000	439,800
Home Depot, Inc., 5.875%, 2036		648,000	540,770

			$4,941,334

Specialty Stores – 0.2%
GSC Holdings Corp., 8%, 2012		$440,000	$456,500
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011	EUR	125,000	186,315
Payless ShoeSource, Inc., 8.25%, 2013		$255,000	234,600

			$877,415

Supermarkets – 0.4%
Delhaize America, Inc., 9%, 2031		$983,000	$1,161,870
Stater Brothers Holdings, Inc., 7.75%, 2015		350,000	329,000
SUPERVALU, Inc., 7.5%, 2014		372,000	377,115

			$1,867,985

Supranational – 0.4%
Central American Bank, 4.875%, 2012 (n)		$521,000	$532,945
European Investment Bank, 5.125%, 2017		1,500,000	1,629,392

			$2,162,337

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Telecommunications - Wireless – 1.3%
Alltel Corp., 7%, 2012		$534,000	$453,900
American Tower Corp., 7%, 2017 (n)		250,000	247,500
Centennial Communications Corp., 10.125%, 2013		155,000	158,488
MetroPCS Wireless, Inc., 9.25%, 2014		500,000	460,000
Nextel Communications, Inc., 5.95%, 2014		1,305,000	1,151,254
OJSC Vimpel-Communications, 8.25%, 2016		1,459,000	1,457,249
Rogers Cable, Inc., 5.5%, 2014		1,975,000	1,946,135
Rogers Wireless, Inc., 7.5%, 2015		980,000	1,070,742

			$6,945,268

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016		$1,760,000	$1,781,336

Tobacco – 0.6%
Altria Group, Inc., 5.625%, 2008	EUR	75,000	$111,771
Reynolds American, Inc., 6.75%, 2017		$3,016,000	3,113,586

			$3,225,357

Transportation - Services – 0.3%
Hertz Corp., 8.875%, 2014		$685,000	$661,025
Westinghouse Air Brake Technologies Corp., 6.875%, 2013		795,000	779,100

			$1,440,125

U.S. Government Agencies – 1.1%
Freddie Mac, 5.5%, 2017		$5,200,000	$5,718,294

U.S. Treasury Obligations – 10.0%
U.S. Treasury Bonds, 7.5%, 2016		$2,075,000	$2,676,588
U.S. Treasury Bonds, 5.375%, 2031		3,386,000	3,880,410
U.S. Treasury Bonds, 4.5%, 2036 (f)		12,628,000	12,909,175
U.S. Treasury Notes, 4.625%, 2012		26,000,000	28,049,528
U.S. Treasury Notes, 6.375%, 2027		4,000,000	5,055,936

			$52,571,637

Utilities - Electric Power – 5.2%
AES Corp., 9.375%, 2010		$1,250,000	$1,306,250
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)		805,000	861,350
Beaver Valley Funding Corp., 9%, 2017		2,509,000	2,697,175
Dynegy Holdings, Inc., 7.5%, 2015		535,000	498,888
Edison Mission Energy, 7%, 2017		1,970,000	1,915,825
EDP Finance B.V., 6%, 2018 (n)		1,340,000	1,373,783
EEB International Ltd., 8.75%, 2014 (n)		550,000	565,125
Enersis S.A., 7.375%, 2014		1,283,000	1,365,052
Exelon Generation Co. LLC, 6.95%, 2011		2,506,000	2,654,709
HQI Transelec Chile S.A., 7.875%, 2011		883,000	944,710
Intergen N.V., 9%, 2017 (n)		895,000	933,038
ISA Capital do Brasil S.A., 7.875%, 2012 (n)		464,000	472,120
Mirant Americas Generation LLC, 8.3%, 2011		200,000	202,000
Mirant North America LLC, 7.375%, 2013		1,500,000	1,500,000
NiSource Finance Corp., 7.875%, 2010		1,155,000	1,247,302
NorthWestern Corp., 5.875%, 2014		1,695,000	1,698,461
NRG Energy, Inc., 7.375%, 2016		2,210,000	2,135,413
Reliant Energy, Inc., 7.875%, 2017		915,000	892,125
RWE Finance B.V., 5.375%, 2008	EUR	6,000	8,940
Sierra Pacific Resources, 8.625%, 2014		$300,000	321,610
System Energy Resources, Inc., 5.129%, 2014 (n)		1,861,814	1,947,532

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Waterford 3 Funding Corp., 8.09%, 2017	$1,813,005	$1,833,745

		$27,375,153

Total Bonds		$486,704,118

Floating Rate Loans – 1.8% (g)(r)
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)	$28,368	$25,909
Hawker Beechcraft Acquisition Co., Term Loan, 6.83%, 2014 (o)	526,675	481,030

		$506,939

Automotive – 0.3%
Allison Transmission, Inc., Term Loan B, 2014 (o)	$227,965	$199,071
Ford Motor Co., Term Loan B, 8%, 2013	925,038	807,867
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.43%, 2014 (o)	922,444	839,424

		$1,846,362

Broadcasting – 0.1%
Gray Television, Inc., Term Loan, 6.21%, 2014	$289,535	$258,772
Univision Communications, Inc., Term Loan B, 5.49%, 2014 (o)	480,823	394,756

		$653,528

Cable TV – 0.3%
Charter Communications, Inc., Term Loan, 5.26%, 2014 (o)	$660,344	$574,349
CSC Holdings, Inc., Incremental Term Loan, 6.89%, 2013	496,015	455,042
MMC Iowa Mediacom Broadband LLC, Term Loan A, 5.54%, 2012	448,333	404,247

		$1,433,638

Chemicals – 0.1%
Celanese AG, Dollar Term Loan, 6.47%, 2014	$563,796	$528,156

Computer Software – 0.1%
First Data Corp., Term Loan B-1, 2014 (o)	$632,192	$569,324

Gaming & Lodging – 0.1%
Harrahs Entertainment, Inc., Term Loan B, 2015 (o)	$305,648	$280,560

Medical & Health Technology & Services – 0.2%
Advanced Medical Optics, Inc., Term Loan, 6.48%, 2014	$242,628	$225,037
Community Health Systems, Inc., Term Loan B, 7.33%, 2014	306,031	281,618
HCA, Inc., Term Loan B, 7.08%, 2012	863,320	796,335

		$1,302,990

Pollution Control – 0.1%
Allied Waste North America, Inc., Term Loan, 6.35%, 2012	$312,860	$292,133
Allied Waste North America, Inc., Term Loan A, Credit Linked Deposit, 6%, 2012	197,940	184,826

		$476,959

Retailers – 0.1%
Neiman Marcus Group, Inc., Term Loan, 6.68%, 2013	$420,550	$385,531

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 8%, 2013 (o)	$1,121,235	$954,295

Utilities - Electric Power – 0.1%
TXU Corp., Term Loan B, 2014 (o)	$377,087	$347,653

Total Floating Rate Loans		$9,285,935

Common Stocks – 0.0%
Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	19,975	$0

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)
(Identified Cost, $0)	1,250,000	$0
Short-Term Obligations – 4.8% (y)
Dexia Credit Local, NY, 4.19%, due 3/10/08	$18,000	$18,005
General Electric Capital Corp., 3.02%, due 2/01/08	13,813,000	13,813,000
Goldman Sachs Group, Inc., 3.02%, due 2/01/08	11,264,000	11,264,000

Total Short-Term Obligations		$25,095,005

Total Investments (k)		$521,085,058

Other Assets, Less Liabilities – 0.7%		3,919,405

Net Assets – 100.0%		$525,004,463

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $478,074,476 and 91.75% of market value. An independent pricing service provided an evaluated bid for 90.75% of the market value.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $60,749,490, representing 11.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040	3/01/06	$4,000,000	$3,200,000
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	2,013,718
Falcon Franchise Loan LLC, FRN, 3.932%, 2025	1/29/03	1,312,039	897,388
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	1,991,746	2,515,531
Harrah’s Operating Co., Inc., 10.75%, 2016	1/30/08	350,588	348,425
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	7/10/06	37,617	51,993
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/05/06	40,206	51,993
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/11/06	39,194	51,993
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/21/06	38,913	51,993
Prudential Securities Secured Financing Corp., FRN, 7.283%, 2013	12/06/04	2,865,414	2,409,704
Republic of Indonesia, 6.875%, 2018	1/10/08	545,074	565,125
Southwestern Energy Co., 7.5%, 2018	1/11/08 - 1/16/08	518,563	529,163
Total Restricted Securities			$12,687,026
% of Net Assets			2.4%

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$519,067,075

Gross unrealized appreciation	$17,474,103
Gross unrealized depreciation	(15,456,120)

Net unrealized appreciation (depreciation)	$2,017,983

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Unfunded Loan Commitments

As of January 31, 2008, the portfolio had the following unfunded loan commitments of $32,086, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw Term Loan, 2014	$15,391	(1,228)
Univision Communications, Inc., Delayed Draw Term Loan, 2014	16,695	(1,757)

	$32,086	$(2,985)

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) Derivative Contracts at 1/31/08

Forward Foreign Currency Exchange Contracts at 1/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	1,406,813	4/15/08	$1,244,354	$1,251,405	$7,051
BUY	CAD	2,130,884	3/07/08	2,085,217	2,120,376	35,159
SELL	CAD	3,532,333	3/07/08	3,563,316	3,514,915	48,401
BUY	CHF	1,462,995	2/04/08	1,315,134	1,352,229	37,095
BUY	EUR	3,677,255	2/13/08 - 3/17/08	5,393,289	5,468,333	75,044
SELL	EUR	34,008,666	3/17/08	50,584,490	50,530,531	53,959
BUY	GBP	625,000	2/11/08	1,233,818	1,242,962	9,144
SELL	GBP	3,233,659	2/11/08 - 2/14/08	6,515,713	6,429,974	85,739
BUY	JPY	49,562,608	2/05/08	465,595	465,850	255
BUY	MYR	5,348,580	2/04/08	1,620,929	1,653,013	32,084
SELL	MYR	5,348,580	2/04/08	1,657,447	1,653,013	4,434
BUY	NOK	7,239,206	4/25/08	1,295,978	1,330,241	34,263
SELL	SEK	2,872,324	4/15/08	453,470	450,626	2,844
BUY	SGD	2,103,240	2/14/08	1,484,343	1,485,391	1,048

						$426,520

Depreciation
SELL	AUD	1,406,813	4/15/08	$1,244,211	$1,251,405	$(7,194)
SELL	CHF	1,462,995	2/04/08	1,324,463	1,352,229	(27,766)
SELL	DKK	4,128,887	2/07/08	808,785	824,002	(15,217)
SELL	EUR	529,685	2/13/08 - 3/17/08	769,403	787,556	(18,153)
SELL	GBP	668,319	4/25/08	1,295,978	1,322,756	(26,778)
SELL	JPY	2,295,046,570	2/05/08 - 4/15/08	21,155,584	21,668,338	(512,754)
BUY	PEN	1,746,000	2/25/08	600,000	598,712	(1,288)
SELL	PEN	3,684,375	2/25/08	1,250,000	1,263,391	(13,391)
SELL	SGD	2,103,240	2/14/08	1,481,066	1,485,391	(4,325)

						$(626,866)

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Long)	50	$5,965,625	Mar-08	$116,622
U.S. Treasury Note 10 yr (Long)	91	10,621,406	Mar-08	313,916

				$430,538

Swap Agreements at 1/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	300,000	JP Morgan Chase	4.10% (fixed rate)	(1)	$(29,717)
9/20/12	USD	1,500,000	JP Morgan Chase	0.33% (fixed rate)	(2)	(11,705)
3/20/13	USD	1,380,000	Merrill Lynch International	1.13% (fixed rate)	(3)	9,687
6/20/17	USD	1,150,000	Merrill Lynch International	(4)	0.91% (fixed rate)	51,724

						$19,989

(1)	Fund to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/1/15.

(2)	Fund to pay notional amount upon a defined credit default event by Fannie Mae, 5.5%, 6/9/33.

(3)	Fund to pay notional amount upon a defined credit default event by Autozone Inc.,5.875%, 10/15/12.

(4)	Fund to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2008, are as follows:

United States	71.9%
Japan	4.0%
Germany	3.5%
Netherlands	2.4%
France	2.2%
Russia	2.1%
Canada	1.6%
United Kingdom	1.5%
Spain	1.1%
Other Countries	9.7%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.